Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,969,900.00
Total Fee Amount	9,662.84
Total Offset Amount	0.00
Net Fee	$ 9,662.84
Offering Table N/A
Offset Table N/A	N/A